UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23377

 NAME OF REGISTRANT:                     Tidal ETF Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 898 N. Broadway, Suite 2
                                         Massapequa, NY 11758

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Eric W. Falkeis
                                         Tidal ETF Trust
                                         898 N. Broadway, Suite 2
                                         Massapequa, NY 11758

 REGISTRANT'S TELEPHONE NUMBER:          844-986-7676

 DATE OF FISCAL YEAR END:                04/30

 DATE OF REPORTING PERIOD:               07/01/2021 to 06/30/2022


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Robinson Alternative Yield Pre-Merger SPAC ETF
--------------------------------------------------------------------------------------------------------------------------
 ALTITUDE ACQUISITION CORP.                                                                  Agenda Number:  935652710
--------------------------------------------------------------------------------------------------------------------------
        Security:  02156Y103
    Meeting Type:  Special
    Meeting Date:  10-Jun-2022
          Ticker:  ALTU
            ISIN:  US02156Y1038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To amend (the "Extension Amendment") the                  Mgmt          For                            For
       Company's Amended and Restated Certificate
       of Incorporation (our "charter") to extend
       the date by which the Company must
       consummate a business combination (as
       defined below) (the "Extension") from June
       11, 2022 (the date which is 18 months from
       the closing date of the Company's initial
       public offering of our units (the "IPO"))
       to October 11, 2022 (the date which is 22
       months from the closing date of the IPO)
       (the "Extended Date").

2.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes to
       approve the Extension Amendment Proposal or
       if we determine that additional time is
       necessary to effectuate the Extension.




--------------------------------------------------------------------------------------------------------------------------
 MCAP ACQUISITION CORPORATION                                                                Agenda Number:  935532209
--------------------------------------------------------------------------------------------------------------------------
        Security:  55282T109
    Meeting Type:  Special
    Meeting Date:  21-Dec-2021
          Ticker:  MACQ
            ISIN:  US55282T1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve and adopt the Business Combination
       Agreement, dated as of July 27, 2021 (as
       may from time to time be amended, restated,
       supplemented or otherwise modified, the
       "Business Combination Agreement"), by and
       among MCAP, GRNT Merger Sub 1 LLC,.

2.     The Charter Amendment Proposal - to approve               Mgmt          For                            For
       and adopt, an amendment to MCAP's current
       certificate of incorporation.

3A.    Advisory Proposal A - provide that the                    Mgmt          For                            For
       total number of shares of all classes of
       capital stock which the Company will have
       authority to issue is 370,000,000 shares,
       consisting of (i) 350,000,000 shares of
       common stock, par value $0.0001 per share
       and (ii) 20,000,000 shares of preferred
       stock, par value $0.0001 per share.

3B.    Advisory Proposal B - provide that the                    Mgmt          For                            For
       capital stock consists of common and
       preferred stock only and does not delineate
       classes of common stock.

3C     Advisory Proposal C - provide for the                     Mgmt          For                            For
       waiver of the corporate opportunity
       doctrine with respect to H.I.G. and its
       affiliates and any Non-Employee Director or
       his or her affiliates.

3D.    Advisory Proposal D - provide that certain                Mgmt          For                            For
       actions under the Proposed Charter relating
       to the nomination and election of directors
       are subject to the Stockholders Agreement.

3E.    Advisory Proposal E - provide that any                    Mgmt          For                            For
       action required or permitted to be taken by
       the stockholders of the combined company
       must be effected by a duly called annual or
       special meeting of such stockholders and
       may not be effected by written consent of
       the stockholders.

3F.    Advisory Proposal F - provide that                        Mgmt          For                            For
       amendments to the Proposed Charter will
       require the affirmative vote of the holders
       of at least 66 2/3% of the voting power of
       the then outstanding shares of capital
       stock of the combined company entitled to
       vote, voting together as a single class.

3G.    Advisory Proposal G - provide that                        Mgmt          For                            For
       directors may be removed by the affirmative
       vote of the holders of at least 66 2/3% of
       voting stock of the combined company
       entitled to vote at an election of
       directors.

3H.    Advisory Proposal H - (i) provide that the                Mgmt          For                            For
       post-business combination company's
       corporate name would change from "MCAP
       Acquisition Corporation" to "AdTheorent,
       Inc." and make the Company's corporate
       existence perpetual and (ii) remove certain
       provisions related to MCAP's status as a
       blank check company that will no longer
       apply upon consummation of the business
       combination.

4A.    Election of Director 2022 special meeting                 Mgmt          For                            For
       of stockholders: John Black

4B.    Election of Director 2022 special meeting                 Mgmt          For                            For
       of stockholders: Danielle Qi

4C.    Election of Director 2022 special meeting                 Mgmt          For                            For
       of stockholders: Ben Tatta

4D.    Election of Director 2023 special meeting                 Mgmt          For                            For
       of stockholders: Rich Boghosian

4E.    Election of Director 2023 special meeting                 Mgmt          For                            For
       of stockholders: Vineet Mehra

4F.    Election of Director 2023 special meeting                 Mgmt          For                            For
       of stockholders: Zia Uddin

4G.    Election of Director 2024 special meeting                 Mgmt          For                            For
       of stockholders: Kihara Kiarie

4H.    Election of Director 2024 special meeting                 Mgmt          For                            For
       of stockholders: James Lawson

4I.    Election of Director 2024 special meeting                 Mgmt          For                            For
       of stockholders: Eric Tencer

5.     The Long-Term Incentive Plan Proposal - to                Mgmt          For                            For
       consider and vote upon a proposal to
       approve the 2021 Long-Term Incentive Plan
       to be effective after the closing of the
       Business Combination.

6.     The ESPP Proposal - to consider and vote                  Mgmt          For                            For
       upon a proposal to approve the 2021
       Employee Stock Purchase Plan ("ESPP") to be
       effective after the closing of the Business
       Combination

7.     The Nasdaq Proposal - to consider and vote                Mgmt          For                            For
       upon a proposal to approve, (i) for
       purposes of complying with Nasdaq Listing
       Rules 5635(a) and (b), the issuance of more
       than 20% of the issued and outstanding
       Class A common stock and the resulting
       change in control in connection with the
       Business Combination and (ii) for the
       purposes of complying with Nasdaq Listing
       Rules 5635(d) the issuance of more than 20%
       of the issued and outstanding shares of
       Class A common stock in the PIPE Financing,
       upon the completion of the Business
       Combination.

8.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote on a proposal to adjourn the
       Stockholders Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Stockholders Meeting, there are not
       sufficient votes to approve one or more
       proposals presented to stockholders for
       vote.




--------------------------------------------------------------------------------------------------------------------------
 TECH AND ENERGY TRANSITION CORPORATION                                                      Agenda Number:  935548480
--------------------------------------------------------------------------------------------------------------------------
        Security:  87823R102
    Meeting Type:  Annual
    Meeting Date:  15-Mar-2022
          Ticker:  TETC
            ISIN:  US87823R1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: James Avery                         Mgmt          For                            For

1.2    Election of Director: Virginia Breen                      Mgmt          For                            For

1.3    Election of Director: Gregory Gilmore                     Mgmt          For                            For

1.4    Election of Director: Lawrence Handen                     Mgmt          For                            For

1.5    Election of Director: Dan Hesse                           Mgmt          For                            For

1.6    Election of Director: Diarmuid B. O'Connell               Mgmt          For                            For

1.7    Election of Director: David Roseman                       Mgmt          For                            For

2.     Ratification of independent registered                    Mgmt          For                            For
       public accounting firm.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Tidal ETF Trust
By (Signature)       /s/ Eric W Falkeis
Name                 Eric W Falkeis
Title                President
Date                 8/24/2022